Other income, net (Tables)	12 Months Ended
Dec. 31, 2015
Other income, net [Abstract]
Schedule of Other Income, Net

Continuing Operations	Years ended December 31,
(In thousands)	2013	2014	2015
Subsidy income	1,393	2,236	1,902
Fair value changes of warrants liabilities	1,531	8,054	—
Investment income from short-term investments	1,847	3,471	3,666
Dilution gains arising from deemed disposal of investment (Note 11)	—	449	702
Investment loss impairment of long-term investment	—	—	(802)
Exchange losses	(252)	(176)	(2,771)
Settlement income	249	489	755
Others	(89)	(557)	175
	4,679	13,966	3,627